Commitments and Contingencies - Schedule of Operating Lease Liabilities and Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2023	$ 1,134	$ 4,444
2024	4,578	4,578
2025	4,715	4,715
2026	4,857	4,857
Thereafter	26,265	26,266
Total undiscounted lease payments	41,549	44,860
Less: imputed interest	(13,211)	(15,383)
Present value of operating lease liabilities	$ 28,338	$ 29,477